Finance Receivables - Receivables Credit Quality Indicators and Aging of Billed Finance Receivables (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	$ 5,481		$ 6,556
Financing Receivable, 90 Days Past Due and Still Accruing	249		241
Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	95		123
Financing Receivable, 31 To 90 Days Past Due	33		28
Financing Receivable, Equal to Greater than 90 Days Past Due	32		26
Financing Receivable, Net	160		177
Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	5,321		6,379
Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	2,974		3,274
Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	1,801		2,398
Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	706		884
UNITED STATES
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	2,012		2,993
Financing Receivable, 90 Days Past Due and Still Accruing	93		66
UNITED STATES | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	65		75
Financing Receivable, 31 To 90 Days Past Due	14		16
Financing Receivable, Equal to Greater than 90 Days Past Due	9		5
Financing Receivable, Net	88		96
UNITED STATES | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	1,924		2,897
UNITED STATES | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	1,388		1,703
UNITED STATES | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	359		818
UNITED STATES | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	265		472
UNITED STATES | Finance and Other Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	458		889
Financing Receivable, 90 Days Past Due and Still Accruing	18		15
UNITED STATES | Finance and Other Services [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	12		18
Financing Receivable, 31 To 90 Days Past Due	3		4
Financing Receivable, Equal to Greater than 90 Days Past Due	2		1
Financing Receivable, Net	17		23
UNITED STATES | Finance and Other Services [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	441		866
UNITED STATES | Finance and Other Services [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	252		349
UNITED STATES | Finance and Other Services [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	147		380
UNITED STATES | Finance and Other Services [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	59		160
UNITED STATES | Government and Education [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	769		845
Financing Receivable, 90 Days Past Due and Still Accruing	42		29
UNITED STATES | Government and Education [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	21		21
Financing Receivable, 31 To 90 Days Past Due	5		5
Financing Receivable, Equal to Greater than 90 Days Past Due	3		2
Financing Receivable, Net	29		28
UNITED STATES | Government and Education [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	740		817
UNITED STATES | Government and Education [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	750		821
UNITED STATES | Government and Education [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	15		20
UNITED STATES | Government and Education [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	4		4
UNITED STATES | Graphic Arts [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	319		498
Financing Receivable, 90 Days Past Due and Still Accruing	12		7
UNITED STATES | Graphic Arts [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	16		16
Financing Receivable, 31 To 90 Days Past Due	1		2
Financing Receivable, Equal to Greater than 90 Days Past Due	1		1
Financing Receivable, Net	18		19
UNITED STATES | Graphic Arts [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	301		479
UNITED STATES | Graphic Arts [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	92		126
UNITED STATES | Graphic Arts [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	90		200
UNITED STATES | Graphic Arts [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	137		172
UNITED STATES | Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	163		295
Financing Receivable, 90 Days Past Due and Still Accruing	6		6
UNITED STATES | Industrial [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	5		7
Financing Receivable, 31 To 90 Days Past Due	2		2
Financing Receivable, Equal to Greater than 90 Days Past Due	1		1
Financing Receivable, Net	8		10
UNITED STATES | Industrial [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	155		285
UNITED STATES | Industrial [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	115		180
UNITED STATES | Industrial [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	31		83
UNITED STATES | Industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	17		32
UNITED STATES | Healthcare [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	160		200
Financing Receivable, 90 Days Past Due and Still Accruing	9		5
UNITED STATES | Healthcare [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	6		5
Financing Receivable, 31 To 90 Days Past Due	2		2
Financing Receivable, Equal to Greater than 90 Days Past Due	1		0
Financing Receivable, Net	9		7
UNITED STATES | Healthcare [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	151		193
UNITED STATES | Healthcare [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	109		130
UNITED STATES | Healthcare [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	37		42
UNITED STATES | Healthcare [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	14		28
UNITED STATES | Other Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	143		266
Financing Receivable, 90 Days Past Due and Still Accruing	6		4
UNITED STATES | Other Financing Receivable [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	5		8
Financing Receivable, 31 To 90 Days Past Due	1		1
Financing Receivable, Equal to Greater than 90 Days Past Due	1		0
Financing Receivable, Net	7		9
UNITED STATES | Other Financing Receivable [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	136		257
UNITED STATES | Other Financing Receivable [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	70		97
UNITED STATES | Other Financing Receivable [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	39		93
UNITED STATES | Other Financing Receivable [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	34		76
CANADA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	801		825
Financing Receivable, 90 Days Past Due and Still Accruing	30		27
CANADA | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	2		3
Financing Receivable, 31 To 90 Days Past Due	3		2
Financing Receivable, Equal to Greater than 90 Days Past Due	2		1
Financing Receivable, Net	7		6
CANADA | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	794		819
CANADA | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	446		440
CANADA | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	243		249
CANADA | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	112		136
CANADA | Finance and Other Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	307		322
CANADA | Finance and Other Services [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	151		153
CANADA | Finance and Other Services [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	116		118
CANADA | Finance and Other Services [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	40		51
CANADA | Government and Education [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	129		134
CANADA | Government and Education [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	117		121
CANADA | Government and Education [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	10		9
CANADA | Government and Education [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	2		4
CANADA | Graphic Arts [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	101		110
CANADA | Graphic Arts [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	37		36
CANADA | Graphic Arts [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	34		39
CANADA | Graphic Arts [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	30		35
CANADA | Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	135		131
CANADA | Industrial [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	66		56
CANADA | Industrial [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	40		41
CANADA | Industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	29		34
CANADA | Other Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	129		128
CANADA | Other Financing Receivable [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	75		74
CANADA | Other Financing Receivable [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	43		42
CANADA | Other Financing Receivable [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	11		12
Europe finance receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	2,474		2,630
Financing Receivable, 90 Days Past Due and Still Accruing	126		148
Europe finance receivables [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	26		43
Financing Receivable, 31 To 90 Days Past Due	15		9
Financing Receivable, Equal to Greater than 90 Days Past Due	21		20
Financing Receivable, Net	62		72
Europe finance receivables [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	2,412		2,558
Europe finance receivables [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	992		1,056
Europe finance receivables [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	1,160		1,305
Europe finance receivables [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	322		269
Europe finance receivables - France [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	702		692
Financing Receivable, 90 Days Past Due and Still Accruing	22		16
Europe finance receivables - France [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	0		1
Financing Receivable, 31 To 90 Days Past Due	5		1
Financing Receivable, Equal to Greater than 90 Days Past Due	1		1
Financing Receivable, Net	6		3
Europe finance receivables - France [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	696		689
Europe finance receivables - France [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	274		246
Europe finance receivables - France [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	294		354
Europe finance receivables - France [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	134		92
Europe finance receivables U.K. Ireland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	420		417
Financing Receivable, 90 Days Past Due and Still Accruing	2		4
Europe finance receivables U.K. Ireland [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	2		3
Financing Receivable, 31 To 90 Days Past Due	0		2
Financing Receivable, Equal to Greater than 90 Days Past Due	2		3
Financing Receivable, Net	4		8
Europe finance receivables U.K. Ireland [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	416		409
Europe finance receivables U.K. Ireland [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	215		201
Europe finance receivables U.K. Ireland [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	155		162
Europe finance receivables U.K. Ireland [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	50		54
Europe finance receivables - Central [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	816	[1]	881	[1]
Financing Receivable, 90 Days Past Due and Still Accruing	30	[1]	46	[1]
Europe finance receivables - Central [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	3	[1]	7	[1]
Financing Receivable, 31 To 90 Days Past Due	2	[1]	2	[1]
Financing Receivable, Equal to Greater than 90 Days Past Due	4	[1]	3	[1]
Financing Receivable, Net	9	[1]	12	[1]
Europe finance receivables - Central [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	807	[1]	869	[1]
Europe finance receivables - Central [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	315		330
Europe finance receivables - Central [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	445		494
Europe finance receivables - Central [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	56		57
Europe finance receivables - Southern [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	442	[2]	538	[2]
Financing Receivable, 90 Days Past Due and Still Accruing	72	[2]	82	[2]
Europe finance receivables - Southern [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	20	[2]	31	[2]
Financing Receivable, 31 To 90 Days Past Due	8	[2]	4	[2]
Financing Receivable, Equal to Greater than 90 Days Past Due	14	[2]	13	[2]
Financing Receivable, Net	42	[2]	48	[2]
Europe finance receivables - Southern [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	400	[2]	490	[2]
Europe finance receivables - Southern [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	139		219
Europe finance receivables - Southern [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	230		256
Europe finance receivables - Southern [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	73		63
Europe finance receivables - Nordics [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	94	[3]	102	[3]
Financing Receivable, 90 Days Past Due and Still Accruing	0		0
Europe finance receivables - Nordics [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	1		1
Financing Receivable, 31 To 90 Days Past Due	0		0
Financing Receivable, Equal to Greater than 90 Days Past Due	0		0
Financing Receivable, Net	1		1
Europe finance receivables - Nordics [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	93		101
Europe finance receivables - Nordics [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	49	[3]	60	[3]
Europe finance receivables - Nordics [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	36	[3]	39	[3]
Europe finance receivables - Nordics [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	9	[3]	3	[3]
Other countries finance receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	194		108
Financing Receivable, 90 Days Past Due and Still Accruing	0		0
Other countries finance receivables [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	2		2
Financing Receivable, 31 To 90 Days Past Due	1		1
Financing Receivable, Equal to Greater than 90 Days Past Due	0		0
Financing Receivable, Net	3		3
Other countries finance receivables [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	191		105
Other countries finance receivables [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	148		75
Other countries finance receivables [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	39		26
Other countries finance receivables [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	$ 7		$ 7

[1]	Switzerland, Germany, Austria, Belgium and Holland.
[2]	Italy, Greece, Spain and Portugal.
[3]	(3)Sweden, Norway, Denmark and Finland.